Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Valley Forge Funds
Entity Central Index Key	0000889519
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007054 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Investor Shares
Trading Symbol	VBINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its composite benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  Technology companies accounted for half of the 23.77% return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. With the sole exception of basic materials, all sectors posted gains, mostly in double digits.
  The Treasury yield curve steepened over the course of the year, with yields falling at the short end of the maturity spectrum and rising at the long end. The yield curve went from inverted to normal but remained relatively flat. With prices falling for longer-term bonds, the Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, returned 1.33%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.46%	8.16%	8.04%
Balanced Composite Index	14.49%	8.60%	8.38%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
CRSP US Total Market Index	23.77%	13.81%	12.50%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 57,480,000,000
Holdings Count | Holding	16,214
Advisory Fees Paid, Amount	$ 944,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$57,480
Number of Portfolio Holdings	16,214
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$944

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	60.9%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.2%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%

C000007055 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its composite benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  Technology companies accounted for half of the 23.77% return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. With the sole exception of basic materials, all sectors posted gains, mostly in double digits.
  The Treasury yield curve steepened over the course of the year, with yields falling at the short end of the maturity spectrum and rising at the long end. The yield curve went from inverted to normal but remained relatively flat. With prices falling for longer-term bonds, the Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, returned 1.33%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	14.59%	8.28%	8.17%
Balanced Composite Index	14.49%	8.60%	8.38%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
CRSP US Total Market Index	23.77%	13.81%	12.50%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 57,480,000,000
Holdings Count | Holding	16,214
Advisory Fees Paid, Amount	$ 944,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$57,480
Number of Portfolio Holdings	16,214
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$944

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	60.9%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.2%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%

C000007056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Institutional Shares
Trading Symbol	VBAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its composite benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, boosting stock returns, but sticky inflation and solid growth reduced expectations for further rate cuts, which weighed on bond prices.
  Technology companies accounted for half of the 23.77% return of the CRSP US Total Market Index, the benchmark for the Fund’s stock sleeve. With the sole exception of basic materials, all sectors posted gains, mostly in double digits.
  The Treasury yield curve steepened over the course of the year, with yields falling at the short end of the maturity spectrum and rising at the long end. The yield curve went from inverted to normal but remained relatively flat. With prices falling for longer-term bonds, the Bloomberg U.S. Aggregate Float Adjusted Index, the Fund’s bond benchmark, returned 1.33%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	14.60%	8.29%	8.18%
Balanced Composite Index	14.49%	8.60%	8.38%
Bloomberg U.S. Aggregate Float Adjusted Index	1.33%	-0.27%	1.39%
CRSP US Total Market Index	23.77%	13.81%	12.50%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 57,480,000,000
Holdings Count | Holding	16,214
Advisory Fees Paid, Amount	$ 944,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$57,480
Number of Portfolio Holdings	16,214
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$944

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	60.9%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.2%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	26.2%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%